Thornburg Intermediate Municipal Fund
All data as of  9/30/2001

Thornburg Intermediate Municipal Fund
                                 A Shares          C Shares         I Shares
SEC Yield                          3.73%             3.40%            4.13%
Taxable Equivalent Yields          6.18%             5.63%            6.84%
NAV                               $13.28            $13.30           $13.26
Max. Offering Price               $13.55            $13.30           $13.26

Total returns - (Annual Average - After Subtracting Maximum Sales Charge)

One Year                           6.76%             8.59%            9.23%
Five Year                          4.53%             4.54%            5.21%
Ten Years                          6.02%              n/a              n/a
Since Inception                    6.08%             4.99%            5.88%
Inception Date                  (7.23.1991)       (9.1.1994)        (7.5.1996)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

Letter to shareholders
November 15, 2001

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg Intermediate Municipal Fund. The net asset value of the A shares increased by 50 cents to $13.28 during the twelve-month period ending September 30, 2001. If you were with us for the entire period, you received dividends of 61.8 cents per share. If you reinvested dividends, you received 63.1 cents per share. Investors who owned C shares received dividends of 56.7 and 57.9 cents per share respectively.

The last year has been an excellent period to own high quality intermediate-term municipal bonds. Market yield levels fell 2.19% on one year and .62% on fifteen-year AA municipal bonds. This drove up the prices of most bonds held within the Thornburg Intermediate Municipal Fund. Furthermore, the fact that short-term yields dropped more than long-term yields imply that the yield curve has steepened. A steeper yield curve typically increases the benefit an intermediate bond receives as it ages and moves closer to maturity.

The fund's average maturity shortened slightly over the period to 8.4 years, and will likely stay fairly constant over the next few months unless unexpected opportunities arise. While we see no short-term solution to the global economic malaise, we expect that the current aggressive monetary and fiscal policies of our government will eventually work to restore economic growth. The policies may take quite a while to have their effect, so historically low interest rates may be with us for some time.

Since the beginning of the year, yields on money market funds have dropped significantly. As of the beginning of November, the average taxable money market was yielding 2.16%. If you are an investor in the 36% federal tax bracket, that leaves you with only 1.38% after taxes! To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

         % of portfolio           Cumulative %
         maturing within       maturing by end of
         2 years =  14%          year 2 = 14%
    2 to 4 years =   9%          year 4 = 24%
    4 to 6 years =  11%          year 6 = 34%
    6 to 8 years =   7%          year 8 = 42%
   8 to 10 years =  12%         year 10 = 53%
  10 to 12 years =  15%         year 12 = 69%
  12 to 14 years =  13%         year 14 = 82%
  14 to 16 years =   8%         year 16 = 90%
  16 to 18 years =   3%         year 18 = 92%
   Over 18 years =   7%   Over 18 years = 100%

Your Thornburg Intermediate Municipal Fund is a laddered portfolio of over 380 municipal obligations from 43 states and one U.S. territory. Approximately 88% of the bonds are rated A or better by one of the major rating agencies. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are higher. The corresponding chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:
While municipals continue to be well insulated against the erosion of credit quality that has hit corporate bonds, we are cautious about the future outlook. Slowing economic growth has negatively impacted tax revenue for many issuers. The impact is more pronounced in regions which are particularly dependent upon capital gains, stock option income, and tourism and sales tax revenue. Many issuers have built up large reserve balances, which will help insulate against the current revenue downturn. Other issuers have adopted sound budgeting policies and will keep expenses in line with revenues. Where these policies are lacking there may be financial stress. We believe the fund is positioned well for the current environment with an average portfolio credit rating of AA and broad diversification.

Municipal bond issuance is up 46% over year 2000 levels through October. The large supply has kept municipal bonds inexpensive relative to other bonds. For example, the yields on ten-year AAA rated tax-free municipal bonds are 90% of the yields on taxable 10-year U.S. Treasury bonds as of November 9, 2001. High-quality municipal bonds rarely reach these ratios. If the relationship reverts to long-term averages, then municipals should perform better than Treasury bonds going forward.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform consistently well in varying interest rate environments. Your fund has earned Morningstar's 4-star overall rating* for risk adjusted performance.

Thank you for investing in Thornburg Intermediate Municipal Fund.




George Strickland
Portfolio Manager


Performance data quoted represent past performance and are not guarantees of future results.
*Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of September 30, 2001. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar ratings are calculated from the fund's three, five, and ten-year (if applicable) annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day US T-bill returns. The Overall Morningstar Rating(TM) is a weighted average of the fund's three, five and, ten-year (if applicable) risk-adjusted performance. The Intermediate National Fund received three stars for the three and five-year periods, four stars for the ten-year period ended 9/30/01. The top 10% of the funds in a broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the last 10% receive 1 star. The Fund was rated exclusively against US-domiciled funds. The Fund was rated among 1,649, 1,442 and 468 municipal funds for the three, five and ten-year periods ending 9/30/01, respectively. This rating is for the Class A Shares of the Fund only.


Statement of assets and liabilities
ASSETS

Investments at value (cost $374,189,240) ...................................   $388,642,103
Cash .......................................................................        194,210
Receivable for investments sold ............................................      4,128,597
Receivable for fund shares sold ............................................      1,633,137
Interest receivable ........................................................      5,556,980
Prepaid expenses and other assets ..........................................         31,398
         Total Assets ......................................................    400,186,425


LIABILITIES
Payable for securities purchased ...........................................      1,359,696
Payable for fund shares redeemed ...........................................      1,735,724
Accounts payable and accrued expenses ......................................        219,681
Payable to investment adviser (Note 3) .....................................        151,488
Dividends payable ..........................................................        528,980
         Total Liabilities .................................................      3,995,569

NET ASSETS .................................................................   $396,190,856

NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($338,930,734
applicable to 25,522,179 shares of beneficial interest outstanding - Note 4)   $      13.28

Maximum sales charge, 2.00% of offering
price (2.04% of net asset value per share) .................................           0.27
Maximum Offering Price Per Share ...........................................   $      13.55

Class C Shares:
Net asset value and offering price per share * ($40,002,483
applicable to 3,008,155 shares of beneficial interest outstanding - Note 4)    $      13.30

Class I Shares:
Net asset value, offering and redemption price per share
($17,257,639 applicable to 1,301,422 shares of beneficial
interest outstanding - Note 4) .............................................   $      13.26


*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.


Statement of operations INVESTMENT INCOME:

Interest income (net of premium amortized of $658,164) .................   $ 21,149,695

EXPENSES:
Investment advisory fees (Note 3) ......................................      1,908,033
Administration fees (Note 3)
         Class A Shares ................................................        410,193
         Class C Shares ................................................         45,755
         Class I Shares ................................................          8,424
Distribution and service fees (Note 3)
         Class A Shares ................................................        816,170
         Class C Shares ................................................        366,044
Transfer agent fees
         Class A Shares ................................................        156,410
         Class C Shares ................................................         33,116
         Class I Shares ................................................         17,090
Registration and filing fees
         Class A Shares ................................................         18,379
         Class C Shares ................................................          9,144
         Class I Shares ................................................          8,671
Custodian fees .........................................................        194,902
Professional fees ......................................................         54,860
Accounting fees ........................................................         34,635
Trustee fees ...........................................................         11,075
Other expenses .........................................................         59,043

                  Total Expenses .......................................      4,151,944
Less:
         Expenses reimbursed by investment advisor (Note 3) ............       (624,807)
         Fees waived (Note 3) ..........................................       (312,236)
         Expenses paid indirectly (Note 3) .............................        (14,932)

                  Net Expenses .........................................      3,199,969

                  Net Investment Income ................................     17,949,726

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (Note 5)
Net realized gain on investments .......................................      1,164,384
Increase in unrealized appreciation of investments .....................     13,582,314

                  Net Realized and Unrealized Gain on Investments ......     14,746,698

                  Net Increase in Net Assets Resulting from Operations $     32,696,424

See notes to financial statements ......................................

Statements of changes in net assets
                                                                         Year Ended         Year Ended
                                                                    September 30, 2001    September 30, 2000

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ...............................................   $  17,949,726    $  18,985,605
Net realized gain (loss) on investments .............................       1,164,384       (4,401,987)
Increase (decrease) in unrealized appreciation of investments .......      13,582,314       (2,896,806)
         Net Increase in Net Assets
         Resulting from Operations ..................................      32,696,424       11,686,812

DIVIDENDS TO SHAREHOLDERS: ..........................................
From net investment income
    Class A Shares ..................................................     (15,523,624)     (16,567,682)
    Class C Shares ..................................................      (1,585,698)      (1,433,738)
    Class I Shares ..................................................        (840,404)        (984,185)
FUND SHARE TRANSACTIONS (Note 4):
    Class A Shares ..................................................       3,316,441      (34,568,930)
    Class C Shares ..................................................       5,266,336        1,422,808
    Class I Shares ..................................................        (996,134)        (854,011)
         Net Increase (Decrease) in Net Assets                             22,333,341      (41,298,926)
NET ASSETS:
         Beginning of year ........................................ .     373,857,515      415,156,441
         End of year .........................                          $ 396,190,856    $ 373,857,515


See notes to financial statements

Notes to financial statements

Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg Global Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the Trust are allocated to each series based on their relative net assets. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.
Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Note 3 - Investment Advisory Fee and Other Transactions With Affiliates Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 2001, these fees were payable at annual rates ranging from1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. For the year ended September 30, 2001, the Adviser waived fees of $165,818. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2001, the Adviser voluntarily reimbursed certain class specific expenses of $524,400 for Class A shares, $66,222 for Class C shares, and $34,185 for Class I shares.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the year ended September 30, 2001, the Distributor has advised the Fund that it earned net commissions aggregating $5,487 from the sale of Class A shares and collected contingent deferred sales charges aggregating $4,270 from redemptions of Class C shares of the Fund.
Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.
The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2001, are set forth in the statement of operations. Distribution fees in the amount of $146,418 were waived for Class C shares.
Included in the statement of operations under the caption custodian fees are expense offsets of $14,932 arising from credits on cash balances maintained on deposit. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.




Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg Core Growth Fund and Thornburg Global Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 2001 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. Net realized capital losses are carried forward to offset realized capital gains in future years. To the extent such carryforwards are used, no capital distributions will be made.
When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.
General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.
Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 2001, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 2001, the Adviser voluntarily reimbursed certain operating expenses amounting to $407,477.
The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 2001, the Distributor earned commissions aggregating $3,476 from the sale of Class A shares and collected contingent deferred sales charges aggregating $420 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans and the total amount waived for the six months ended March 31, 2001, are set forth in the statement of operations.
Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - Shares of Beneficial Interest
At September 30, 2001 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $390,348,387. Transactions in shares of beneficial interest were as follows:

                                   Year Ended September 30, 2001    Year Ended September 30, 2000
Class A Shares                          Share         Amount            Share         Amount
Shares sold ....................      4,421,348    $ 57,831,082       3,999,003    $ 51,141,300
Shares issued to shareholders in
    reinvestment of dividends ..        718,974       9,388,477         819,715      10,459,878
Shares repurchased .............     (4,897,090)    (63,903,118)     (7,533,988)    (96,170,108)

Net Increase (Decrease) ........        243,232    $  3,316,441      (2,715,270)   $(34,568,930)

Class C Shares
Shares sold ....................      1,045,362    $ 13,687,305       1,069,370    $ 13,668,174
Shares issued to shareholders in
    reinvestment of dividends ..        101,824       1,332,110          95,910       1,225,144
Shares repurchased .............       (746,329)     (9,753,079)     (1,052,945)    (13,470,510

Net Increase ...................        400,857    $  5,266,336         112,335    $  1,422,808

Class I Shares
Shares sold ....................        430,746    $  5,603,142         794,627    $ 10,147,217
Shares issued to shareholders in
    reinvestment of dividends ..         40,612         529,783          46,862         596,532
Shares repurchased .............       (546,642)     (7,129,059)       (910,889)    (11,597,760)

Net Decrease ...................     (75,284)      $   (996,134)     (69,400) $        (854,011)

NOTE 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 2001, the Fund had purchase and sale transactions (excluding short-term securities) of $67,555,473 and $79,819,930, respectively.

The cost of investments is the same for financial reporting and Federal income tax purposes.

At September 30, 2001, net unrealized appreciation of investments was $14,452,863 resulting from $20,963,717 gross unrealized appreciation and $6,510,854 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at September 30, 2001 aggregated $8,610,394. At September 30, 2001, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
         2003     $        1,237,000
         2004              2,202,000
         2005                200,000
         2006                 28,000
         2007                  6,000
         2008              2,563,000
         2009              2,374,000
                  $        8,610,000


Financial highlights


                                                                      Year Ended
                                                                     September 30,
                                                     2001         2000       1999       1998       1997

Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ......   $        12.78  $     13.00  $   13.76  $   13.46  $    13.23

Income from investment operations:
         Net investment income ..........             0.62         0.63       0.62       0.63        0.66
         Net realized and unrealized
         gain (loss) on investments ............      0.50        (0.22)     (0.76)      0.30        0.23

Total from investment operations .............        1.12         0.41      (0.14)      0.93        0.89

Less dividends from:

Net investment income ...................            (0.62)       (0.63)     (0.62)     (0.63)      (0.66)

Change in net asset value .................           0.50        (0.22)     (0.76)      0.30        0.23

Net asset value, end of year ............   $        13.28  $     12.78  $   13.00  $   13.76  $    13.46

Total return (a)                                      8.94%        3.23%     (1.09)%     7.08%      6.90%

Ratios/Supplemental Data Ratios to average net assets:
Net investment income ..........................     4.73%         4.89%      4.59%      4.65%      4.96%
         Expenses, after expense reductions ....     0.82%         0.89%      0.99%      1.00%      1.00%
         Expenses, before expense reductions ...     1.02%         1.02%      1.02%      1.04%      1.05%

Portfolio turnover rate ........................    18.24%        21.97%     23.17%     16.29%     15.36%

Net assets at end of year (000) ...............$   338,931  $    322,942  $ 363,908 $  368,108   $ 309,293


(a)  Sales loads are not reflected in computing total return.


Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ........   $    12.79  $       13.02  $    13.77  $    13.48  $    13.24
Income from investment operations:
         Net investment income ............         0.57           0.57        0.56        0.58        0.61
         Net realized and unrealized
         gain (loss) in investments .......         0.51          (0.23)      (0.75)       0.29        0.24

Total from investment operations ..........         1.08           0.34       (0.19)       0.87        0.85

Less dividends from:
         Net investment income ............        (0.57)         (0.57)      (0.56)      (0.58)      (0.61)

Change in net asset value .................         0.51          (0.23)      (0.75)       0.29        0.24

Net asset value, end of year ..............   $    13.30  $       12.79  $    13.02  $    13.77  $    13.48

Total return (a) ..........................         8.59%          2.70%      (1.48)%      6.57%       6.55%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................     4.33%          4.44%       4.19%       4.23%       4.55%
         Expenses, after expense reductions ...     1.21%          1.34%       1.40%       1.40%       1.40%
         Expenses, before expense reductions ..     1.83%          1.83%       1.85%       1.93%       1.99%

Portfolio turnover rate .......................    18.24%         21.97%      23.17%      16.29%      15.36%

Net assets at end of year (000) .............$     40,002  $     33,353   $   32,477  $  20,852  $    11,292


(a)  Sales loads are not reflected in computing total return


Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ......   $       12.76  $       12.98  $   13.74   $    13.44  $   13.23
Income from investment operations:
         Net investment income ..........            0.65           0.65       0.66         0.67       0.70
Net realized and unrealized
gain (loss) on investments ..............            0.50          (0.22)     (0.76)        0.30       0.21
Total from investment operations ........            1.15           0.43      (0.10)        0.97       0.91
Less dividends from:
Net investment income ...................           (0.65)         (0.65)     (0.66)       (0.67)     (0.70)
Change in net asset value ...............            0.50          (0.22)     (0.76)        0.30       0.21
Net asset value, end of year ............   $       13.26  $       12.76  $   12.98   $    13.74  $   13.44

Total return                                        9.23%          3.45%      (0.79)  %     7.41  %    7.07%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...............    4.99%          5.10%         4.89%        4.95%       5.16%
         Expenses, after expense reductions ..    0.55%          0.68%         0.69%        0.69%       0.69%
         Expenses, before expense reductions .    0.79%          0.80%         0.79%        0.79%       1.24%

Portfolio turnover rate ......................   18.24%         21.97%         23.17%      16.29%      15.36%

Net assets at end of year (000) ............$    17,258   $    17,563   $     18,772 $     20,461  $   16,615



Schedule of investments
CUSIPS:  Class A - 885-215-202, Class C - 885-215-780, Class I - 885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C -THMCX , Class I - THMIX

Alabama                 (1.00%)

1,530,000               Alabama A & M University Housing & General Fee Revenue Series 1992, 6.20%    Aaa/AAA           $1,624,462
                        due 11/1/2005  pre-refunded 11/1/02 @ 102 (Living and Learning Center
                        Project; Insured: MBIA)
500,000                 Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                   Aaa/AAA           566,795
165,000                 Birmingham South Medical Clinic, 6.30% due 11/1/2003  (ETM)*                 NR/NR             165,946
1,600,000               Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013       Aaa/AAA           1,740,960
                        (Insured: MBIA)
Alaska                  (0.20%)
500,000                 Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)              Aaa/AAA           577,720
Arizona                 (0.30%)
400,000                 Tucson General Obligation Series D, 9.75% due 7/1/2012  (ETM)*               Aa2/AA            587,456
500,000                 Tucson General Obligation Series D, 9.75% due 7/1/2013  (ETM)*               Aa2/AA            744,045
Arkansas                (0.60%)
1,135,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due         NR/A              1,218,491
                        6/1/2012  (Regional Medical Center Project
1,200,000               Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due         NR/A              1,274,904
                        6/1/2013  (Regional Medical Center Project)
California              (8.90%)
5,000,000               Bay Area Toll Authority Board, 2.50% due 4/1/2036  put 10/1/01  (daily       VMIG1/A1+         5,000,000
                        demand notes)
675,000                 California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                    Aa2/AA-           697,221
1,935,000               California Infrastructure & Economic, 5.65% due 12/1/2014  (American         NR/A              2,037,187
                        Center For Wine Food Arts Project;  Insured: ACA)
4,500,000               California Statewide Community Development Authority Certificate of          Aaa/AAA           5,064,255
                        Participation, 5.50% due 10/1/2007  (Unihealth America Project; Insured:
                        AMBAC)  (ETM)*
3,340,000               California Statewide Community Development Authority Certificate of          NR/NR             3,576,572
                        Participation, 5.90% due 4/1/2009  , pre-refunded 4/1/03
1,000,000               California Statewide Community Development Authority Series 1996-A, 6.00%    NR/NR             1,118,140
                        due 9/1/2005  (San Gabriel Medical Center Project;  Insured: California
                        Health) (ETM)
1,000,000               Camino Hospital District Revenue Series A, 6.25% due 8/15/2017  (ETM)*       Aaa/AAA           1,123,390
1,740,000               Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/2007    Aaa/AAA           1,368,162
                        (Center for the Arts Project; Insured: AMBAC)
2,140,000               Golden West Schools Financing Authority Capital Appreciation, 0% due         Aaa/AAA           854,951
                        8/1/2018 (Insured: MBIA)
800,000                 Irvine Improvement Bond Act 1915 Assessment District Number 9716, 2.50%      VMIG1/A1+         800,000
                        due 9/2/2022  (Northwest Irvine Project)
500,000                 Irvine Improvement Bond Act 1915 Limited Obligation Assessment District,     VMIG1/A1+         500,000
                        2.45% due 9/2/2025  put 10/1/01 (daily demand notes)
400,000                 Irvine Ranch California Water District, 2.50% due 4/1/2033  put 10/1/01      VMIG1/A-1         400,000
                        (daily demand notes)
500,000                 Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018  ,              Baa3/NR           570,265
                        pre-refunded 8/1/05
2,280,000               Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)         Aaa/AAA           2,561,512
2,850,000               Orange County Special Financing Authority Teeter Plan Revenue Series E,      Aaa/A-1           2,860,944
                        6.35% due 11/1/2014  put 11/1/01 (Insured: AMBAC)
1,000,000               Orange County Various Sanitation Dists Certificates Participation            VMIG1/A1+         1,000,000
                        Refunding Series B, 2.50% due 8/1/2030
1,500,000               Sacramento Municipal Utility District Electric Revenue, 7.22% (variable      Aaa/AAA           1,696,875
                        rate) due 11/15/2006 (Insured: FSA)
500,000                 San Diego County Water Authority Revenue & Refunding Series 1993-A, 8.653%   Aaa/AAA           621,250
                        (variable rate) due 4/25/2007 (Insured: FGIC)
145,000                 San Marcos Certificate of Participation Series C, 0% due 8/15/2005  (ETM)*   NR/AAA            128,733
740,000                 San Marcos Certificate of Participation Series D, 0% due 9/2/2005  (ETM)*    NR/AAA            656,032
700,000                 Sulphur Springs School District General Obligation Series B, 5.60% due       NR/A              745,864
                        3/1/2004
800,000                 Sulphur Springs School District General Obligation Series B, 5.70% due       NR/A              869,352
                        3/1/2005
450,000                 Sunline Transit Agency Certificate of Participation Series A, 5.625% due     A2/NR             479,650
                        7/1/2004
215,000                 Sunline Transit Agency Certificate of Participation Series A, 5.75% due      A2/NR             228,470
                        7/1/2005
Colorado                (3.90%)
100,000                 Arvada Company Industrial Development Revenue, 5.25% due 12/1/2007  (Wanco   NR/NR             103,399
                        Incorporated Project;  LOC: U.S. Bank, N.A.)
450,000                 Arvada Company Industrial Development Revenue, 5.60% due 12/1/2012  (Wanco   NR/NR             459,940
                        Incorporated Project;  LOC: U.S. Bank, N.A.)
1,000,000               Central Platte Valley Metropolitan District Company, 5.15% due 12/1/2013     NR/A              1,013,800
                        (Insured: ACA)
500,000                 Colorado Educational & Cultural Facilities Refunding, 6.00% due 4/1/2021     Baa2/NR           506,135
                        (Charter School Cherry Creek Project)
445,000                 Colorado Housing Finance Authority Single Family Program Subordinated        A1/A+             467,170
                        Series C, 5.75% due 10/1/2007
960,000                 Colorado Student Obligation Bond Authority Student Loan Revenue Series B,    NR/NR             992,602
                        5.90% due 9/1/2002  (ETM)*
1,545,000               Colorado Student Obligation Bond Student Loan Senior Subordinated Series     A2/NR             1,642,458
                        B, 6.20% due 12/1/2008
1,000,000               Denver Company Health & Hospital Authority Series A, 6.25% due 12/1/2016     Baa2/BBB+         1,055,360
2,395,000               Interstate South Metropolitan District Company Refunding, 6.00% due          NR/AA-            2,491,351
                        12/1/2020
2,830,000               Larimer County General Obligation, 8.45% due 12/15/2005  (Poudre School      Aa3/NR            3,413,235
                        District R1 Project)
2,500,000               Mesa Valley School District Certificate of Participation Series B, 6.875%    Aaa/AAA           2,544,200
                        due 12/1/2005 (Insured: FSA)
1,005,000               Northwest Parkway Public Highway Authority Capital Appreciation Senior       Aaa/AAA           640,969
                        Convertible C, 0% due 6/15/2014
145,000                 Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due      A3/NR             149,359
                        8/1/2009
Connecticut             (0.40%)
1,310,000               Bristol Resource Recovery Facility Operating Committee - Solid Waste         A2/NR             1,360,330
                        Revenue Refunding Series 1995, 6.125% due 7/1/2003  (Ogden Martin at
                        Bristol Project)
35,000                  New Britain Senior Citizen Housing Development Mortgage Revenue Refunding    NR/AAA            35,393
                        Series A, 6.50% due 7/1/2002  (Nathan Hale Apartments Project; Insured:
                        FHA)
District of Columbia    (1.70%)
3,000,000               District Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured: MBIA)     Aaa/AAA           3,435,750
1,000,000               District of Columbia Certificate of Participation Series 1993, 7.30% due     NR/BBB            1,050,800
                        1/1/2013
600,000                 District of Columbia Hospital Revenue, 5.375% due 8/15/2015  (ETM)*          Aaa/AAA           632,442
918,000                 District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003  (ETM)*       Aaa/NR            968,628
325,000                 District of Columbia Revenue, 0% due 2/15/2002  (Assoc. of American          NR/AA-            321,695
                        Medical Colleges)
250,000                 District of Columbia Revenue, 0% due 2/15/2004  (Assoc. of American          NR/AA-            230,827
                        Medical Colleges)
82,000                  District of Colunbia Un-refunded Balance Refunding A, 5.75% due 6/1/2003     Baa1/BBB+         85,983
Florida                 (5.30%)
1,035,000               Broward County Multi Family Housing, 5.40% due 10/1/2011  (Pembroke Park     NR/NR             1,060,802
                        Apts Project;  LOC: Florida Housing Finance Corp.)
95,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10% due          Aaa/NR            102,717
                        4/1/2006 (GNMA Guaranteed)
95,000                  Duval County HFA Single Family Housing Revenue Series 94, 6.10% due          Aaa/NR            102,717
                        10/1/2006 (GNMA Guaranteed)
1,700,000               Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016      NR/A              1,736,295
                        (Augustine Apartments Project)
2,320,000               Enterprise Community Development District Assessment Bonds, 6.00% due        Aaa/AAA           2,501,610
                        5/1/2010 (Insured: MBIA)
3,000,000               Escambia County Health Facility Revenue, 5.95% due 7/1/2020  (Florida        Aaa/NR            3,324,600
                        Health Care Facility Loan Project) (Insured: AMBAC)
155,000                 Florida Board of Education Cap Outlay, 9.125% due 6/1/2014  (ETM)*           Aaa/AAA           215,786
860,000                 Florida Board of Education Cap Outlay, 9.125% due 6/1/2014                   Aa2/AA+           1,200,190
1,460,000               Florida Board Of Education Capital Outlay Refunding Public Education         Aa2/AA+           1,572,435
                        Series D, 5.75% due 6/1/2018
320,000                 Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/2007            Baa1/NR           348,845
                        (National Benevolent Association Project)
2,700,000               Lakeland Energy Systems Revenue Series A, 2.35% due 10/1/2035                VMIG1/NR          2,700,000
900,000                 Orange County Florida School District Series B, 2.65% due 8/1/2025  put      Aaa/NR            900,000
                        10/1/01 (daily demand notes)
500,000                 Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014 (Insured:     Aaa/AAA           682,210
                        FGIC)
150,000                 Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/2004     Aaa/AAA           160,905
                        (Evangelical Lutheran Good Samaritan Project;  Insured: AMBAC)
2,000,000               Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027  put         NR/AA             2,068,620
                        6/1/08 (Cypress Trail Apartments Project;  Guaranty: Axa Reinsurance)
650,000                 Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured: MBIA)    Aaa/AAA           707,206
500,000                 Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                          Aaa/AAA           544,855
1,000,000               Turtle Run Community Development District Refunding Water Management         Aaa/AAA           1,049,690
                        Benefit Special Assessment, 5.00% due 5/1/2011
Georgia                 (0.10%)
235,000                 Georgia Municipal Electric Authority Power Revenue Unrefunded Series Y,      A2/A              328,455
                        10.00% due 1/1/2010
Hawaii                  (1.20%)
2,000,000               Hawaii Department Budget & Finance, 6.40% due 7/1/2013 (Insured: MBIA)       Aaa/AAA           2,356,700
1,400,000               Hawaii Department Budget & Finance, 5.35% due 7/1/2018  (Wilcox Memorial     NR/BBB+           1,311,534
                        Hospital Project)
970,000                 Hawaii Housing Finance Development Corporation Series B, 5.85% due           Aaa/AA            1,004,532
                        7/1/2017 (Collateralized: FNMA)
Idaho                   (0.30%)
985,000                 Boise City Industrial Development Corporation, 5.40% due 12/15/2009          A1/NR             998,238
                        (Western Trailer Company Project;  LOC: First Security)
280,000                 Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875% due     Aa1/AA            280,647
                        1/1/2021
Illinois                (10.30%)
1,930,000               Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due          NR/BBB-           2,230,829
                        12/1/2010  pre-refunded 12/1/04
300,000                 Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/2005   Aaa/AAA           266,067
                        (Insured: MBIA)
800,000                 Champaign County Community Unit Series C, 0% due 1/1/2011 (Insured: FGIC)    Aaa/AAA           519,392
500,000                 Chicago Park District Harbor, 5.75% due 1/1/2011                             A2/A              553,645
2,285,000               Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014       NR/A              2,299,990
                        (Insured: ACA)
655,000                 Du Page County School District Capital Appreciation, 0% due 2/1/2010         Aaa/NR            455,585
                        (Insured: FGIC)
2,860,000               Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012         Aaa/AAA           3,213,182
                        (Insured: MBIA)
500,000                 Illinois Development Financing Authority, 7.125% due 3/15/2007               NR/A-1            520,020
                        (Children's Home & Aid Society Project;  LOC: American National Bank of
                        Chicago)
2,400,000               Illinois Development Financing Authority Debt Restructuring Revenue Series   NR/A              2,687,016
                        1994, 7.25% due 11/15/2009  (East St. Louis Project)
1,500,000               Illinois Educational Facilities Authority Revenues Midwestern University     NR/A              1,513,230
                        B, 5.50% due 5/15/2018 (Insured: ACA)
230,000                 Illinois Educational Facilities Authority Revenues Pre-refunded Loyola       Aaa/AAA           265,438
                        University A, 6.00% due 7/1/2011 (Insured: MBIA)
230,000                 Illinois Educational Facilities Authority Revenues Pre-refunded Loyola       Aaa/AAA           265,524
                        University A, 6.00% due 7/1/2012 (Insured: MBIA)
770,000                 Illinois Educational Facilities Authority Revenues Unrefunded Balance        Aaa/AAA           873,372
                        Loyola A, 6.00% due 7/1/2011
770,000                 Illinois Educational Facilities Authority Revenues Unrefunded Balance        Aaa/AAA           876,753
                        Loyola A, 6.00% due 7/1/2012
466,000                 Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010            Aaa/AAA           472,598
                        (Insured: FSA)
1,900,000               Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013            Aaa/AAA           2,060,170
                        (Childrens Memorial Hospital Series A Project; Insured: AMBAC)
990,000                 Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021            Aaa/NR            1,022,116
                        (Midwest Care Center Project;  GNMA Collaterialized)
1,250,000               Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25% due   A2/A              1,316,225
                        11/15/2019  (OSF Healthcare)
400,000                 Illinois Health Facilities Authority Revenue Refunding Series 1992, 7.00%    B2/CCC            285,264
                        due 1/1/2007  (Mercy Hospital Project)
520,000                 Illinois Health Facilities Authority Revenue Series 1992, 7.00% due          Baa2/NR           538,205
                        7/1/2002  (Trinity Medical Center Project)  (ETM)*
46,000                  Illinois Health Facilities Authority Revenue Series A, 7.60% due 8/15/2010   Aaa/AAA           50,015
                        (Insured: FSA)
870,000                 Illinois Health Facilities Authority Revenue Series A, 6.10% due 8/15/2014   Aa2/AA+           931,022
                        (Northwestern Memorial Hospital Project)
1,525,000               Illinois University Auxiliary Facilities System Revenue Series 1992, 0%      Aaa/AAA           1,524,695
                        due 10/1/2001 (Insured: MBIA)
1,000,000               Lake County Community Consolidated School District 73, 9.00% due 1/1/2006    Aaa/NR            1,214,420
                        (Insured: FSA)
5,550,000               Lake County Community High School Capital Appreciation Series B, 0% due      Aaa/NR            3,324,117
                        12/1/2012 (Insured: FGIC)
755,000                 Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                        Aaa/AAA           798,775
710,000                 McHenry County School District Woodstock General Obligation, 6.80% due       Aaa/AAA           801,178
                        1/1/2006 (Insured: FSA)
1,015,000               Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured: FSA)     Aaa/AAA           1,178,293
135,000                 Rock Island Residential Mortgage Revenue, 7.70% due 9/1/2008                 Aa2/NR            139,204
800,000                 Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006            Aa3/NR            922,408
1,170,000               Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (GNMA                Aaa/AAA           1,295,061
                        Collateralized)
1,600,000               Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (GNMA                Aaa/AAA           1,740,544
                        Collateralized)
1,000,000               Southwestern Illinois Development Authority Medical Facilities Series A,     Baa2/NR           1,060,050
                        7.00% due 8/15/2012  pre-refunded 8/15/02
500,000                 Southwestern Illinois Development Authority Revenue, 5.375% due 8/15/2015    Baa2/BBB+         468,570
1,715,000               Sterling Special Facilities Revenue, 6.00% due 9/1/2014 (LOC: Mercantile     NR/A+             1,810,646
                        Bank)
1,590,000               University Illinois University Revenues Capital Appreciation, 0% due         Aaa/AAA           868,871
                        4/1/2014 (Insured: MBIA)
Indiana                 (6.20%)
895,000                 Allen County Economic Development, 5.80% due 12/30/2012  (Indiana            NR/NR             939,517
                        Institute of Technology Project)
1,000,000               Allen County War Memorial Series A, 5.25% due 11/1/2013                      Aaa/NR            1,060,400
1,000,000               Boone County Hospital Association, 5.625% due 1/15/2015                      Aaa/AAA           1,066,220
245,000                 Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due           Aa2/NR            253,778
                        9/1/2005 (Insured: FHA)
665,000                 Danville Community Elementary School Building Corporation, 6.75% due         NR/NR             687,038
                        1/15/2004  pre-refunded 1/15/02
1,515,000               Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015                   NR/BBB+           1,614,051
1,910,000               Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016                   NR/BBB+           2,032,106
350,000                 East Chicago Elementary School Building First Mortgage Series A, 6.25% due   NR/A              394,065
                        7/5/2008
1,000,000               Gary Building Corporation - Lake County First Mortgage Series 1994-B,        NR/NR             1,091,690
                        8.25% due 7/1/2010  (Sears Building Project)
1,020,000               Goshen Chandler School Building Capital Appreciation Refunding, 0% due       Aaa/AAA           673,782
                        1/15/2011 (Insured: MBIA)
255,000                 Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008                       NR/A              271,710
2,600,000               Hamilton Southeastern North Delaware School Building, 6.25% due 7/15/2006    Aaa/AAA           2,917,954
                        (Insured: AMBAC)
1,000,000               Huntington Economic Development Revenue, 6.40% due 5/1/2015  (United         NR/NR             1,050,490
                        Methodist Memorial Project)
1,500,000               Indiana Bond Bank Special Program Hendricks Redevelopment Series B, 6.20%    NR/AA-            1,589,130
                        due 2/1/2023
800,000                 Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016  (Clarian      Aaa/AAA           831,672
                        Health Obligation Group Project) (Insured: MBIA)
910,000                 Indiana Public School Building Corp First Mortgage, 6.00% due 7/5/2007       NR/AA             1,017,280
1,065,000               Indiana State Educational Facilities Authority Revenue, 5.65% due            NR/A-             1,101,753
                        10/1/2015 (University Indianapolis Project)
1,025,000               Indiana State Educational Facilities Authority Revenue, 5.70% due            NR/A-             1,057,175
                        10/1/2016 (University Indianapolis Project)
500,000                 Indianapolis Economic Development Revenue, 5.50% due 6/1/2014                Aa3/NR            530,020
740,000                 Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009             Aa2/AA-           534,398
1,195,000               Lake Central Multi District School Building Mortgage Revenue Series          NR/A              1,257,164
                        1992-B, 6.25% due 1/15/2004  pre-refunded 7/15/02
1,000,000               Penn High School Building Corporation Series 1992, 6.00% due 6/15/2003       NR/A              1,042,820
1,200,000               Wawasee Community School Corporation First Mortgage, 5.50% due 7/15/2012     NR/AA-            1,312,404
Iowa                    (2.80%)
185,000                 Council Bluffs General Obligation Series B, 5.35% due 6/1/2004               NR/NR             187,179
3,350,000               Iowa Department General Services Certificate of Participation Series 1992,   Aaa/AAA           3,515,892
                        6.50% due 7/1/2006 (Insured: AMBAC)
1,000,000               Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013            A1/NR             1,081,180
                        (Genesis Medical Center Project)
1,000,000               Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012         Aaa/AAA           1,140,490
                        (Trinity Regional Hospital Project; Insured: FSA)
1,000,000               Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016        A1/NR             1,104,900
500,000                 Iowa Finance Authority Mortgage Revenue Series A, 5.90% due 5/20/2020        Aaa/NR            533,840
                        (Abbey Healthcare; GNMA Collateralized)
2,000,000               Iowa Finance Authority Revenue, 6.00% due 12/1/2018  (Catholic Health        Aa3/AA-           2,104,740
                        Initiatives)
1,250,000               Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75%      Aa3/AA-           1,317,838
                        due 12/1/2015
Kansas                  (1.20%)
4,200,000               Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due          NR/A+             4,631,004
                        11/15/2019  (Christi Health System Project)
Kentucky                (1.70%)
1,000,000               Erlanger Improvement Assessment, 7.375% due 8/1/2010  (Public Improvement    NR/NR             1,028,070
                        1993 Project)
2,160,000               Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/2003    NR/NR             79,920
                        (H.I.S. Jeans of Kentucky Project;  Guarantee: CHIC by H.I.S.) (a)
2,020,000               Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/2007    NR/NR             74,740
                        (H.I.S. Jeans of Kentucky Project;  Guarantee: CHIC by H.I.S.) (a)
1,665,000               Hickman Industrial Building Revenue, 6.95% due 8/1/2009  (H.I.S. Jeans of    NR/NR             61,605
                        Kentucky Project) (a)
4,000,000               Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2015   Aaa/AAA           3,535,520
                        (Norton Healthcare Project; Insured: MBIA)
1,120,000               Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due          NR/NR             1,156,378
                        9/1/2005  (Paul B. Hall Medical Center Project;)
885,000                 Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied Irish    NR/NR             902,744
                        Bank)
Louisiana               (3.10%)
10,806                  East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due    Aaa/AAA           11,138
                        2/25/2011 (GNMA Collateralized)
320,000                 Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019  (Carlyle    NR/AA             326,822
                        Apts. Project;  Insured: AXA)
6,203,883               Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due         NR/NR             4,963,107
                        10/1/2009  (Schwegman Westside Expressway Project)  (a)
6,500,000               Orleans Parish School Board, 0% due 2/1/2008  (ETM)*                         Aaa/AAA           4,789,720
2,000,000               Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible,     A3/A-             2,055,220
                        5.00% due 9/1/2007  (Teco Energy Inc. Project)
Maryland                (0.30%)
935,000                 Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024  put    NR/BBB-           978,421
                        12/1/03 (Twin Coves Apartment Project; Hud Section 8)
Massachusetts           (1.90%)
1,415,000               Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015       A2/NR             1,291,060
                        (Odd Fellows Home Project)
500,000                 Massachusetts Health & Education Facilities Authority Revenue, 6.625% due    Aaa/NR            531,215
                        11/15/2022  pre-refunded 11/15/04
2,510,000               Massachusetts Housing Finance Authority Insured Rental Housing Series        Aaa/AAA           2,686,353
                        1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000               Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due       Aaa/AAA           2,015,071
                        12/1/2011 (Insured: MBIA)
1,000,000               Massachusetts Industrial Financing Authority Revenue Refunding Series        Baa1/BBB+         1,020,050
                        1993-A, 6.15% due 7/1/2002  (Massachusetts Refusetech Project)
Michigan                (2.30%)
455,000                 Auburn Hills Economic Limited Obligation Revenue Refunding and               NR/NR             458,426
                        Improvement, 6.15% due 12/1/2005  (Foamade Industries Project;  LOC:
                        Michigan National Bank)
650,000                 Kalamazoo Hospital Finance Authority Revenue Series 1994A, 6.25% due         Aaa/AAA           761,677
                        6/1/2014  (Borgess Medical Center; ETM)
1,000,000               Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013       Aaa/AAA           1,219,940
                        (Insured: MBIA)
965,000                 Kent Hospital Finance Authority Revenue Refunding Series 1992, 6.20% due     Aaa/AAA           987,687
                        11/1/2002  (Pinerest Christian Hospital Project;  Insured: FGIC)
1,000,000               Michigan Housing Development Authority Rental Revenue, 4.85% due 4/1/2004    NR/A+             1,045,160
                        (Insured: AMBAC)
500,000                 Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due          Aaa/AAA           520,875
                        9/15/2007  (Greenwood Villa Project; Insured: FSA)
1,215,000               Michigan Strategic Fund Limited Obligation Refunding Revenue Series 1992,    NR/NR             1,268,156
                        6.25% due 8/15/2004   pre-refunded 8/15/02) (Environmental Research
                        Institute Project;
1,530,000               Southfield Economic Development Corporation Refunding Revenue N.W. 12        NR/NR             1,551,971
                        Limited Partneship, 7.25% due 12/1/2010
1,025,000               Wayne County Building Authority Limited Tax General Obligation Sinking       A3/A-             1,069,485
                        Fund Series 1992-A, 7.80% due 3/1/2005  pre-refunded 3/1/02
225,000                 Wayne County Downriver System Sewage Disposal Series A, 7.00% due            A3/BBB-           238,448
                        11/1/2013 pre-refunded 11/1/02
Minnesota               (0.20%)
785,000                 Monticello Pollution Control Revenue Northern States Power Co., 5.375% due   A1/A              792,591
                        2/1/2003
Mississippi             (0.70%)
1,500,000               Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009        A2/NR             1,570,065
1,000,000               Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007  (Rush            Baa3/AAA          1,029,810
                        Foundation Project; Guaranteed: Connie Lee
Missouri                (0.70%)
2,000,000               Missouri  Envrmnt Improvement Enrgy Refunding, 3.90% due 1/2/2012            A2/BBB+           2,000,560
650,000                 Missouri Health and Education Facilities Authority, 0% due 7/1/2002          NR/NR             638,105
                        (Missouri Baptist Medical Center Project)  (ETM)*
Montana                 (0.20%)
655,000                 Montana Higher Education Student Assistance Corp Series 1992-B, 7.05% due    A2/NR             680,912
                        6/1/2004
Nevada                  (1.30%)
1,300,000               Las Vegas Special Improvement District Refunding Senior Local Improvement    Aaa/AAA           1,376,076
                        Series A, 5.375% due 6/1/2013 (Insured: FSA)
2,600,000               Washoe County Capital Appreciation Reno Sparks Series B, 0% due 7/1/2011     Aaa/AAA           1,685,736
                        (Insured: FSA)
2,000,000               Washoe County Water Facility Revenue Variable Refunding, 5.75% due           Baa1/BBB-         2,053,680
                        3/1/2036 (Sierra Pacific Power Company Project)
New Jersey              (0.30%)
325,000                 New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019  (Spectrum for         A3/A              332,540
                        Living Development Project;  LOC: PNC Bank)
500,000                 New Jersey Educational Facility Authority, 6.375% due 7/1/2020  (Beth        Baa3/NR           521,895
                        Medrash Govoha America G Project)
230,000                 New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00% due    NR/NR             235,124
                        7/1/2005
New Mexico              (1.50%)
2,700,000               Farmington Pollution Control Revenue, 2.70% due 5/1/2024  put 10/01/01       P1/A1+            2,700,000
                        (LOC: Bank of America) (daily demand note)
2,000,000               New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016              A1/A              2,103,680
                        (Presbyterian Healthcare  Project)
590,000                 Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Norwest Bank)    NR/AA-            605,924
600,000                 Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Norwest Bank)    NR/AA-            613,374
New York                (2.60%)
1,000,000               Nassau Health Care Corporation, 6.00% due 8/1/2011 (Insured: FSA)            Aaa/AAA           1,138,630
3,400,000               New York Adjusted Subseries E-3, 2.65% due 8/1/2023                          VMIG1/A1+         3,400,000
1,935,000               New York City General Obligation Series E, 6.00% due 8/1/2008 (Insured:      Aaa/AAA           2,139,375
                        FGIC)
400,000                 New York City Refunding Series H, 2.60% due 8/1/2014 (Insured: FSA)          VMIG1/A1+         400,000
875,000                 New York City Trust Cultural Resources, 5.75% due 7/1/2015  (Museum of       NR/A              918,216
                        American Folk Art Project;  Insured: ACA)
500,000                 New York Dormitory Authority Revenue Series B, 6.25% due 5/15/2014  ,        Aaa/AAA           556,525
                        pre-refunded 5/15/04
220,000                 New York Housing Finance Service Prerefunded Series A, 6.375% due            A3/AAA            255,961
                        9/15/2015 , pre-refunded 9/15/07 @ 100
1,500,000               New York Local Government Assistance Corporation Series 1992, 6.875% due     Aaa/AA-           1,566,645
                        4/1/2006  , pre-refunded 4/1/02
North Carolina          (0.50%)
650,000                 Craven County Industrial Facilities Pollution Control Financing Authority    NR/NR             664,632
                        Solid Waste Revenue, 7.875% due 6/1/2005  (Weyerhaeuser Company Project)
1,200,000               North Carolina Eastern Municipal Power Refunding Series A, 5.70% due         Aaa/AAA           1,291,524
                        1/1/2013 (Insured: MBIA)
North Dakota            (0.10%)
365,000                 Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due          Aaa/AAA           409,136
                        8/15/2006  (Altra Health Systems Obligated Group Project;  Insured: MBIA)
Ohio                    (2.70%)
340,000                 Bellefontaine Hospital Facility Revenue and Refunding Series 1993, 6.00%     NR/BBB            347,871
                        due 12/1/2002  (Mary Rutan Health-Logan County Project)
250,000                 Bowling Green State University General Receipts Series 1991, 6.70% due       A2/A              256,720
                        6/1/2007
1,000,000               Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured:       Aaa/AAA           1,126,600
                        FSA)
215,000                 Cleveland Certificate of Participation, 7.10% due 7/1/2002  (Motor Vehicle   Baa1/A            217,081
                        & Community Equipment Project)
1,720,000               Cleveland Cuyahoga County Development Port Cleveland Bond Fund A, 6.25%      NR/NR             1,720,551
                        due 5/15/2016
1,000,000               Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00% due      NR/NR             1,073,550
                        9/15/2012  pre-refunded 9/15/02 @ 102
1,500,000               Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due 1/1/2018     NR/NR             1,496,700
                        put 1/1/03 (Pelton Retirement Community Project;  LOC: First National Bank
                        of Ohio)
1,100,000               Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/2010       Aa2/NR            1,175,053
                        (Heinzerling Foundation Project;  LOC: BancOne - Columbus)
500,000                 Franklin County Hospital, 5.80% due 12/1/2005  (Doctors Project)  (ETM)*     A3/NR             537,840
1,050,000               Hamiliton County Hospital Facilities Refunding Revenue Series 1992, 6.80%    Aa2/NR            1,071,378
                        due 1/1/2008  (Episcopal Retirement Homes, Inc. Project;  LOC: Fifth/Third
                        Bank)
700,000                 Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.55%     Aa2/NR            713,433
                        due 1/1/2003  (Episcopal Retirement Homes, Inc. Project;  LOC: Fifth/Third
                        Bank)
185,000                 Ohio Economic Development Revenue Series 1995-2, 5.60% due 6/1/2002  (Wirt   NR/A-             187,869
                        Metal Products Project)
760,000                 Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due     Aaa/NR            822,366
                        10/20/2012 (GNMA Collateralized)
Oklahoma                (2.10%)
1,020,000               Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008 (Insured:     Aaa/AAA           773,772
                        AMBAC)
500,000                 Oklahoma City Municipal Water Sewer Capital Appreciation Series C, 0% due    Aaa/AAA           421,335
                        7/1/2006 (Insured: AMBAC)
215,000                 Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007 (Insured:      Aaa/AAA           172,125
                        AMBAC)
1,125,000               Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011 (Insured:      Aaa/AAA           729,405
                        AMBAC)
1,485,000               Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013 (Insured:      Aaa/AAA           854,083
                        AMBAC)
825,000                 Oklahoma Development Finance Authority Hospital Association Pooled           Aaa/AAA           883,171
                        Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)
750,000                 Oklahomar Industrial Authority Revenue Refunding, 6.00% due 8/15/2010        Aaa/AAA           847,980
                        (Health Systems Integris Baptist Project
785,000                 Pushmataha County Town of Antlers Hospital Authority Revenue Series 1991,    NR/NR             810,049
                        8.75% due 6/1/2006
1,485,000               Tulsa Industrial Development Authority Hospital Revenue, 6.10% due           Aa3/AA            1,656,443
                        2/15/2009  pre-refunded 2/15/06 @ 100 (Medical Center Project)
500,000                 Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/2006   Aaa/AAA           547,475
                        (Ogden Martin Project; Insured: AMBAC)
500,000                 Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due         NR/NR             525,920
                        11/1/2009
Oregon                  (1.70%)
1,025,000               Albany Hospital Facility Authority Gross Revenue and Refunding Series        NR/NR             1,057,657
                        1994, 7.00% due 10/1/2005  (Mennonite Home Project)
2,000,000               Clackamas County Hospital Facility Refunding Odd Fellows Home Series A,      NR/NR             1,806,600
                        5.70% due 9/15/2013
800,000                 Forest Grove Campus Improvement & Refunding Pacific University, 6.00% due    NR/AA             875,736
                        5/1/2015 (Insured: Asset Guaranty)
600,000                 Oregon Economic Development Department Revenue Series CLII, 7.00% due        Aa2/NR            625,152
                        12/1/2002  (Smokecraft Project; LOC: Seafirst Bank)
1,070,000               Oregon Economic Development Department Revenue Series CLII, 7.70% due        Aa2/NR            1,180,477
                        12/1/2014  (Smokecraft Project; LOC: Seafirst Bank)
1,000,000               Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/2009  (Ash     NR/NR             1,030,740
                        Grove Cement Project)
Pennsylvania            (3.00%)
2,000,000               Allegheny County Hospital Development, 6.50% due 5/1/2014  (South Hills      A2/NR             2,094,200
                        Health Systems A Project)
500,000                 Allegheny County Hospital Development, 7.00% due 8/1/2015  (ETM)*            NR/AAA            609,695
1,400,000               Allegheny County Hospital Development Health Series B, 6.50% due 5/1/2012    A2/NR             1,550,290
                        (South Hills Health Systems Project)
2,000,000               Carbon County Industrial Development Authority Refunding, 6.65% due          NR/BBB-           2,130,320
                        5/1/2010  (Panther Creek Partners Project)
575,000                 Chartiers Valley School District Capital Appreciation Refunding Series 2,    Aaa/AAA           468,539
                        0% due 3/1/2007  (ETM)*
785,000                 Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due 11/15/2007      Aaa/AAA           879,529
                        (Insured: AMBAC)
800,000                 McKeesport Area School District Series B, 0% due 10/1/2004                   NR/A              727,128
1,000,000               Montgomery County Industrial Development Authority Revenue, 7.50% due        NR/AA-            1,047,610
                        1/1/2012 (LOC: Banque Paribas)
2,032,839               Pennsylvania High Education University Compound Interest Series 14, 0% due   Aaa/AAA           510,812
                        7/1/2020 (Insured: AMBAC)
860,000                 Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004  (ETM)*   Aaa/AAA           945,080
1,000,000               Scranton Lackawanna Health & Welfare Authority, 7.125% due 1/15/2013         Ba3/NR            991,080
Rhode Island            (0.70%)
680,000                 Providence Public Building Authority Revenue, 7.10% due 12/1/2003            Baa2/NR           699,251
                        pre-refunded 12/1/01 @ 102 (Veazie Street School and  Modular Classroom
                        Project)
1,000,000               Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014       NR/AAA            1,101,040
                        (Insured: FHA)
720,000                 West Warwick General Obligation, 5.90% due 1/1/2005 (Insured: MBIA)          Aaa/AAA           740,642
South Carolina          (0.30%)
950,000                 Florence County Certificate of Participation Series, 6.00% due 3/1/2008      Aaa/AAA           1,011,161
                        (Insured: AMBAC)
130,000                 Medical University Hospital Facilities Revenue, 6.00% due 7/1/2014           Baa2/BBB+         140,543
Tennessee               (0.50%)
2,000,000               Knox County Health, 4.90% due 6/1/2031                                       NR/AAA            2,066,820
Texas                   (14.50%)
600,000                 Bexar County Housing Finance Corporation, 5.50% due 1/1/2016 (Insured:       Aaa/NR            618,756
                        MBIA)
1,035,000               Bexar County Housing Finance Corporation, 5.70% due 1/1/2021 (Insured:       Aaa/NR            1,061,196
                        MBIA)
1,200,000               Bexar County Housing Finance Corporation Multi Family Housing, 5.40% due     Aaa/NR            1,278,828
                        8/1/2012  Dymaxion & Marrach Park Apts A Project; Insured: MBIA)
1,270,000               Bexar County Housing Finance Corporation Multi Family Housing, 5.95% due     Aaa/NR            1,339,888
                        8/1/2020 (Dymaxion & Marrach Park Apts A Project; Insured: MBIA)
975,000                 Bexar County Housing Finance Corporation Series A, 5.875% due 4/1/2014       Aaa/NR            1,049,860
                        (Honey Creek Apartments Project;  Insured: MBIA)
800,000                 Bexar County Housing Finance Corporation Series A, 6.125% due 4/1/2020       Aaa/NR            856,648
                        (Honey Creek Apartments Project; Insured: MBIA)
2,800,000               Birdville Independent School District Refunding, 0% due 2/15/2012 (PSF       Aaa/AAA           1,737,512
                        Guaranteed)
400,000                 Brazos River Harbor Navigation District Refunding, 2.75% due 8/1/2022        P1/A              400,000
                        (Dow Chemical Company Project A)
1,130,000               Carroll Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           727,404
                        2/15/2011 (PSF Guaranteed)
1,000,000               Conroe Independent School District Refunding Series 1992, 0% due 2/1/2005    Aaa/AAA           834,940
                        pre-refunded 2/1/02 (PSF Guaranteed)
1,000,000               Conroe Independent School District Refunding Series 1992, 0% due 2/1/2005    Aaa/AAA           831,610
                        (PSF Guaranteed)
5,000,000               Coppell Independent School District Capital Appreciation Refunding, 0% due   NR/AAA            2,721,650
                        8/15/2013 (PSF Guaranteed)
3,750,000               El Paso Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           2,475,712
                        8/15/2010 (PSF Guaranteed)
2,500,000               El Paso Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           1,550,950
                        8/15/2011 (PSF Guaranteed)
590,000                 El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/2002           A1/NR             597,145
2,460,000               Ennis Independent School District Refunding, 0% due 8/15/2012 (PSF           Aaa/NR            1,468,079
                        Guaranteed)
2,490,000               Ennis Independent School District Refunding, 0% due 8/15/2013 (PSF           Aaa/NR            1,378,962
                        Guaranteed)
2,525,000               Ennis Independent School District Refunding, 0% due 8/15/2014                Aaa/NR            1,296,360
1,375,000               Gulf Coast Center Revenue, 6.75% due 9/1/2020  (Mental Health Retardation    NR/BBB+           1,422,754
                        Center Project)
65,000                  Harris County Flood Control District, 0% due 10/1/2006                       Aa1/AA+           45,769
570,000                 Harris County Municipal Utility District 118 Unlimited Tax and Revenue       Aaa/AAA           490,998
                        Refunding Series 1992, 0% due 3/1/2004 (Insured: MBIA)
525,000                 Harris County Municipal Utility District 118 Unlimited Tax and Revenue       Aaa/AAA           421,559
                        Refunding Series 1992, 0% due 3/1/2005 (Insured: MBIA)
6,245,000               Hays Consolidated Independent School District Capital Appreciation, 0% due   Aaa/AAA           3,459,418
                        8/15/2013
880,000                 Houston Water Conveyance System Contract Certificate of Participation        Aaa/AAA           992,552
                        Series F, 7.20% due 12/15/2004 (Insured: AMBAC)
2,000,000               Leander Independent School District Unlimited Tax School Building &          Aaa/NR            1,804,740
                        Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
800,000                 Mesquite General Obligation, 0% due 2/15/2002                                Aa3/AA-           792,488
800,000                 Midland County Hospital District Revenue, 0% due 6/1/2007                    NR/A-             603,832
1,000,000               Midlothian Independent School District Capital Appreciation Refunding, 0%    Aaa/NR            620,540
                        due 2/15/2012 (PSF Guaranteed)
735,000                 Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012                      NR/AA             817,085
500,000                 Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013                      NR/AA             551,460
2,400,000               North Central Texas Health Facility Development Series B, 5.75% due          Aaa/AAA           2,557,008
                        2/15/2015 (Insured: MBIA)
1,000,000               Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013                Aaa/AAA           1,090,430
1,775,000               Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)            Aaa/AAA           2,016,595
715,000                 Tarrant County Health Facilities, 6.00% due 9/1/2004  (Harris Methodist      Aaa/AAA           779,865
                        Health Systems Project;  Insured: AMBAC) (ETM)*
3,500,000               Tarrant County Health Facilities, 6.625% due 11/15/2020                      Baa1/A-           3,701,215
                        (Adventist/Sunbelt)
2,500,000               Texarkana Health Facilities Hospital Refunding Series A, 5.75% due           Aaa/AAA           2,775,125
                        10/1/2011 (Insured: MBIA)
3,000,000               Travis County Health Facilities Development  Series A, 6.25% due             Aaa/AAA           3,333,720
                        11/15/2014 (Ascension Health Project (Insured: MBIA)
2,000,000               Travis County Health Facilities Development Series A, 5.75% due 11/15/2010   Aaa/AAA           2,193,920
                        (Ascension Health Project) (Insured: MBIA)
870,000                 Waco Health Facilities Development Corporation Series A, 6.00% due           Aa2/AA            943,010
                        11/15/2015  (Ascension Health)
1,050,000               Waco Health Facilities Development Corporation Series A, 6.00% due           Aa2/AA            1,129,317
                        11/15/2016  (Ascension Health)
500,000                 West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017 (Asset    NR/AA             526,045
                        Guaranty)
3,225,000               Wylie Independent School District Refunding, 0% due 8/15/2016                NR/AAA            1,480,727
Utah                    (1.90%)
1,085,000               Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012             Aaa/AAA           1,163,739
2,500,000               Salt Lake County Housing Authority MFHR Refunding Series 1993, 5.40% due     Aaa/NR            2,628,575
                        12/15/2018  put 12/15/03 (Summertree Project;  LOC: Commerzbank)
1,990,000               Utah Housing Finance Agency, 6.05% due 7/1/2016 (Insured: FHA)               NR/AAA            2,056,983
700,000                 Utah Housing Finance Agency Single Family Mortgage D 2 Class I, 5.85% due    Aa2/AA-           730,289
                        7/1/2015
940,000                 Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A,    Aaa/NR            1,002,322
                        5.00% due 10/1/2012 (Insured: AMBAC)
Virginia                (3.50%)
2,000,000               Alexandria Industrial Development Authority, 5.90% due 10/1/2020 (Insured:   Aaa/AAA           2,184,080
                        AMBAC)
1,500,000               Alexandria Industrial Development Authority Institute For Defense Analyses   Aaa/AAA           1,700,220
                        A, 6.00% due 10/1/2014 (Insured: AMBAC)
1,590,000               Alexandria Industrial Development Authority Institute For Defense Analyses   Aaa/AAA           1,790,785
                        A, 6.00% due 10/1/2015 (Insured: AMBAC)
500,000                 Arlington County Industrial Development, 6.30% due 7/1/2016                  NR/A              523,125
2,000,000               Hampton Redevelopment Housing Authority Multi Family Housing Refunding       Baa2/NR           2,117,920
                        Series 1994, 7.00% due 7/1/2024  put 7/1/04 (Chase Hampton Apartments
                        Project;  LOC: Credit Suisse)
2,095,000               Spotsylvania County Industrial Development, 6.00% due 9/1/2019  put 9/1/08   NR/NR             2,181,230
                        (Walter Grinders Project;  LOC: Deutsche Bank)
2,000,000               Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024  put        Baa2/NR           2,089,100
                        7/1/04 (Chase Heritage @ Dulles Project)
250,000                 Virginia Housing Development Authority Series A, 7.10% due 1/1/2017          Aa1/AA+           256,040
1,000,000               Virginia Housing Development Authority Subordinated Series D-3, 6.05% due    Aa1/AA+           1,061,160
                        7/1/2013
Washington              (4.30%)
1,000,000               Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/2003     Aaa/AAA           1,064,190
                        (Insured: FGIC)
1,100,000               Clark County Industrial Revenue Solid Waste Transfer Stations Series 1991,   A1/NR             1,121,274
                        7.50% due 12/15/2006  (Columbia Resource Company Project;  LOC: U.S. Bank
                        of Oregon)
240,000                 Grant County Public Utility District 002 Wanapum Hydro Electric Revenue      Aaa/AAA           250,514
                        Series C, 6.00% due 1/1/2003 (Insured: AMBAC)
415,000                 Grant County Public Utility District 002 Wanapum Hydro Electric Revenue      Aaa/AAA           457,243
                        Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,400,000               Pilchuck Development Public Corporation IDRB Series 1993, 6.25% due          A1/NR             1,431,304
                        8/1/2010  (Little Neck Properties Project;  LOC: U.S. Bancorp)
790,000                 Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002                  A3/BBB+           820,929
2,690,000               Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured: MBIA)       Aaa/AAA           2,937,130
1,735,000               Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured: MBIA)       Aaa/AAA           1,905,637
1,945,000               Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured: MBIA)       Aaa/AAA           2,126,099
1,500,000               Washington Health Care Facilities Refunding, 6.375% due 10/1/2010            Aaa/AAA           1,734,075
                        (Insured: FGIC)
500,000                 Washington Nonprofit Housing, 5.60% due 7/1/2011  (Kline Galland Center      NR/AA             536,465
                        Project; Asset Guaranty)
1,000,000               Washington Nonprofit Housing, 5.875% due 7/1/2019  (Kline Galland Center     NR/AA             1,042,110
                        Project; Asset Guaranty)
1,000,000               Washington Public Power Supply Capital Appreciation Refunding Ser B, 0%      Aa1/AA-           642,820
                        due 7/1/2011
960,000                 Washington Public Power Supply System, 0% due 7/1/2010  (Project: 3)         Aa1/AA-           651,245
West Virginia           (0.80%)
3,100,000               West Virginia Parkway Economic Development Tourism Authority Series 1993,    Aaa/AAA           3,105,673
                        8.51% due 5/15/2002 (Insured: FGIC) (Inverse Floater)
Wisconsin               (1.10%)
205,000                 Bass Lake PCRB, 6.50% due 4/1/2005  (Johnson Timber Corp. Project; SBA       NR/NR             208,579
                        Guaranty)
1,000,000               Wisconsin Health and Education, 7.75% due 11/1/2015  (Hess Memorial          NR/NR             1,044,120
                        Hospital Project)
1,000,000               Wisconsin Health and Educational Facilities, 5.75% due 8/15/2020  (Eagle     NR/AA             1,018,560
                        River Memorial Hospital Inc. Project;  Asset Guaranty)
2,000,000               Wisconsin Housing and Economic Development Housing Series A, 5.875% due      Aaa/AAA           2,087,140
                        11/1/2016 (Insured: AMBAC)

                        TOTAL INVESTMENTS  (99%) (Cost $374,189,271)                                                 $ 388,642,103

Credit ratings are unaudited.
See notes to financials.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2001




Index comparisons
Thornburg Intermediate Municipal Fund
Index Comparison
Compares performance of Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 2001. On September 30, 2001, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.












Class A Shares
Average Annual Total Returns (periods ending 9/30/01)(at max. offering price)
One year:                           6.76%
Five years:                         4.53%
Since inception: (7/23/91):         6.08%

Thornburg INTERMEDIATE municipal fund national portfolio - a shares Outperformed Tax-Free Money Market Funds
(unaudited)

Investors sometimes ask us to compare Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 9/30/91 through 9/30/01 (after sales charges and fund expenses) Donoghue's Tax-free Money Market Fund Average $3,248
Thornburg Intermediate
Municipal Fund -
Nat'l Portfolio
(after sales charges and fund expenses)
$7,929

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the "Tax-free Money Market Average CDA/Wiesenberger" for the months covered by this analysis. The increase for the Class A Shares of Intermediate Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.55 per share and the ending NAV at $13.28 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200